Segment information - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position items:
Cash and cash equivalents	R$ 27,243,683	R$ 16,903,542		R$ 14,658,481	R$ 13,301,716
Marketable securities	2,992,593	3,386,301
Trade receivables	3,669,163	3,995,734
Derivative financial instruments	2,267,108	3,799,328
Inventories	1,969,258	2,072,905
Sectorial financial assets	728,954	731,642
Other financial assets	5,805	4,495
Other current assets	4,116,078	3,666,688
Other non-current assets	7,911,538	8,239,356
Investments in subsidiaries and associates	1,721,308	10,678,566
Investment in joint ventures	60,356	10,545,044		11,742,442
Biological assets
Investment property	18,221,781	16,818,919
Contract assets	1,044,613	1,114,830
Right-of-use assets	9,662,929	9,958,751
Property, plant and equipment	26,795,725	23,019,016
Intangible assets	26,706,626	26,330,785
Loans, borrowings and debentures	(64,227,131)	(66,455,426)		(56,904,654)
Derivative financial instruments - liabilities	(2,680,669)	(3,470,204)
Trade payables	(4,097,502)	(5,187,849)
Employee benefits payables	(795,024)	(814,007)
Sectorial financial liabilities	(2,265,261)	(2,040,239)
Other current liabilities	(3,790,413)	(3,969,819)
Leases	(6,412,800)	(6,509,753)
Put option liability on subsidiary shares	(3,844,648)
Liability from financing secured by shares	(2,804,606)
Other non-current liabilities	(13,189,832)	(13,420,243)
Total assets (net of liabilities) allocated by segment	31,009,632	39,398,362		50,981,180	48,169,399
Total assets	135,117,518	141,265,902
Shareholders' equity attributable to:
Owners of the Company	5,304,228	10,903,764
Non-controlling interests	25,705,404	28,494,598		30,025,873
Total shareholders' equity	31,009,632	39,398,362		R$ 50,981,180	R$ 48,169,399
Operating segments [member] | Raízen
Statement of financial position items:
Cash and cash equivalents	16,787,376	9,962,864
Marketable securities	519,918	1,337,706
Trade receivables	7,698,087	11,053,414
Derivative financial instruments	7,390,653	17,070,322
Inventories	13,023,684	17,435,862
Sectorial financial assets
Other financial assets	94,026	87,966
Other current assets	16,476,770	10,611,882
Other non-current assets	8,268,816	15,784,732
Investments in subsidiaries and associates	757,936
Investment in joint ventures	1,201,730	2,012,536
Biological assets	1,562,942	3,596,878
Investment property
Contract assets	2,803,105	2,806,284
Right-of-use assets	6,806,538	9,549,136
Property, plant and equipment	31,775,056	37,503,618
Intangible assets	3,520,050	9,472,002
Loans, borrowings and debentures	(70,013,022)	(52,781,598)
Derivative financial instruments - liabilities	(8,535,256)	(14,464,530)
Trade payables	(9,288,854)	(20,042,646)
Employee benefits payables	(969,579)	(1,096,336)
Sectorial financial liabilities
Other current liabilities	(9,911,677)	(9,327,070)
Leases	(8,114,646)	(11,988,100)
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	(12,986,156)	(14,143,270)
Total assets (net of liabilities) allocated by segment	(1,132,503)	24,441,652
Total assets	118,686,687	148,285,202
Shareholders' equity attributable to:
Owners of the Company	(1,596,893)	23,864,556
Non-controlling interests	464,390	577,096
Total shareholders' equity	(1,132,503)	24,441,652
Operating segments [member] | Compass [member]
Statement of financial position items:
Cash and cash equivalents	3,430,108	5,271,256
Marketable securities	1,471,735	1,074,806
Trade receivables	1,541,952	1,804,823
Derivative financial instruments	218,195	356,589
Inventories	209,199	252,220
Sectorial financial assets	728,954	731,642
Other financial assets	4,823	3,820
Other current assets	703,324	592,317
Other non-current assets	1,896,910	1,810,491
Investments in subsidiaries and associates	1,315,190	1,277,955
Investment in joint ventures
Biological assets
Investment property
Contract assets	1,041,771	1,110,463
Right-of-use assets	1,555,212	1,581,601
Property, plant and equipment	1,942,618	1,620,505
Intangible assets	17,287,600	16,761,631
Loans, borrowings and debentures	(15,320,793)	(14,449,033)
Derivative financial instruments - liabilities	(266,293)	(389,778)
Trade payables	(1,326,372)	(1,650,748)
Employee benefits payables	(254,954)	(253,655)
Sectorial financial liabilities	(2,265,261)	(2,040,239)
Other current liabilities	(1,323,621)	(2,876,023)
Leases	(1,930,232)	(2,122,306)
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	(3,223,563)	(3,735,956)
Total assets (net of liabilities) allocated by segment	7,436,502	6,732,381
Total assets	33,347,591	34,250,119
Shareholders' equity attributable to:
Owners of the Company	4,687,098	4,091,601
Non-controlling interests	2,749,404	2,640,780
Total shareholders' equity	7,436,502	6,732,381
Operating segments [member] | Moove [member]
Statement of financial position items:
Cash and cash equivalents	1,246,014	753,347
Marketable securities	526,815	303,492
Trade receivables	1,071,055	1,164,422
Derivative financial instruments	37,689	151,926
Inventories	1,496,570	1,538,105
Sectorial financial assets
Other financial assets	980	675
Other current assets	715,511	288,376
Other non-current assets	262,010	241,816
Investments in subsidiaries and associates
Investment in joint ventures
Biological assets
Investment property
Contract assets	2,842	4,367
Right-of-use assets	300,064	316,762
Property, plant and equipment	861,572	911,277
Intangible assets	2,985,630	3,013,392
Loans, borrowings and debentures	(4,041,589)	(3,558,575)
Derivative financial instruments - liabilities	(39,034)	(57,347)
Trade payables	(1,611,538)	(1,735,704)
Employee benefits payables	(134,823)	(140,553)
Sectorial financial liabilities
Other current liabilities	(368,683)	(428,437)
Leases	(316,221)	(327,517)
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	(581,184)	(548,995)
Total assets (net of liabilities) allocated by segment	2,413,680	1,890,829
Total assets	9,506,752	8,687,957
Shareholders' equity attributable to:
Owners of the Company	1,692,100	1,326,385
Non-controlling interests	721,580	564,444
Total shareholders' equity	2,413,680	1,890,829
Operating segments [member] | Rumo [member]
Statement of financial position items:
Cash and cash equivalents	7,018,132	7,461,618
Marketable securities	416,287	812,795
Trade receivables	667,292	583,349
Derivative financial instruments	1,804,841	1,647,977
Inventories	263,489	282,580
Sectorial financial assets
Other financial assets
Other current assets	1,204,266	1,040,439
Other non-current assets	3,800,660	3,421,143
Investments in subsidiaries and associates	396,810	280,865
Investment in joint ventures	48,847	41,121
Biological assets
Investment property
Contract assets
Right-of-use assets	7,792,217	8,039,779
Property, plant and equipment	23,948,573	20,435,467
Intangible assets	6,421,681	6,545,890
Loans, borrowings and debentures	(23,123,837)	(19,123,218)
Derivative financial instruments - liabilities	(1,789,709)	(1,918,204)
Trade payables	(1,138,378)	(1,777,918)
Employee benefits payables	(361,583)	(376,475)
Sectorial financial liabilities
Other current liabilities	(1,691,879)	(1,252,805)
Leases	(4,145,148)	(4,032,188)
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	(7,484,119)	(7,177,061)
Total assets (net of liabilities) allocated by segment	14,048,442	14,935,154
Total assets	53,783,095	50,593,023
Shareholders' equity attributable to:
Owners of the Company	4,196,013	4,477,643
Non-controlling interests	9,852,429	10,457,511
Total shareholders' equity	14,048,442	14,935,154
Operating segments [member] | Radar [member]
Statement of financial position items:
Cash and cash equivalents	19,614	33,041
Marketable securities	143,605	251,267
Trade receivables	388,864	443,140
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets	2
Other current assets	33,085	72,089
Other non-current assets	53,257	24,870
Investments in subsidiaries and associates		92,166
Investment in joint ventures
Biological assets
Investment property	18,221,781	16,818,919
Contract assets
Right-of-use assets	2,787	3,053
Property, plant and equipment	11	17
Intangible assets
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables	(20,259)	(20,549)
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	(125,930)	(135,410)
Leases	(3,054)	(3,281)
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	(839,318)	(580,129)
Total assets (net of liabilities) allocated by segment	17,874,445	16,999,193
Total assets	18,863,006	17,738,562
Shareholders' equity attributable to:
Owners of the Company	5,493,405	5,311,909
Non-controlling interests	12,381,040	11,687,284
Total shareholders' equity	17,874,445	16,999,193
Unallocated amounts [member] | Cosan Corporate [member]
Statement of financial position items:
Cash and cash equivalents	15,529,815	3,384,280
Marketable securities	434,151	943,941
Trade receivables
Derivative financial instruments	206,383	1,642,836
Inventories
Sectorial financial assets
Other financial assets
Other current assets	1,956,812	3,786,460
Other non-current assets	1,943,783	2,901,292
Investments in subsidiaries and associates	16,077,939	24,235,118
Investment in joint ventures	11,509	10,503,923
Biological assets
Investment property
Contract assets
Right-of-use assets	12,649	17,556
Property, plant and equipment	42,951	51,750
Intangible assets	11,715	9,872
Loans, borrowings and debentures	(21,740,912)	(29,324,600)
Derivative financial instruments - liabilities	(585,633)	(1,104,875)
Trade payables	(955)	(2,930)
Employee benefits payables	(43,664)	(43,324)
Sectorial financial liabilities
Other current liabilities	(775,130)	(905,820)
Leases	(18,145)	(24,461)
Put option liability on subsidiary shares	(3,844,648)
Liability from financing secured by shares	(2,804,606)
Other non-current liabilities	(1,108,835)	(2,022,675)
Total assets (net of liabilities) allocated by segment	5,305,179	14,048,343
Total assets	36,227,707	47,477,028
Shareholders' equity attributable to:
Owners of the Company	5,304,228	10,903,764
Non-controlling interests	951	3,144,579
Total shareholders' equity	5,305,179	14,048,343
Deconsolidation of joint venture [member]
Statement of financial position items:
Cash and cash equivalents	(16,787,376)	(9,962,864)
Marketable securities	(519,918)	(1,337,706)
Trade receivables	(7,698,087)	(11,053,414)
Derivative financial instruments	(7,390,653)	(17,070,322)
Inventories	(13,023,684)	(17,435,862)
Sectorial financial assets
Other financial assets	(94,026)	(87,966)
Other current assets	(16,476,770)	(10,611,882)
Other non-current assets	(8,268,816)	(15,784,732)
Investments in subsidiaries and associates	(757,936)
Investment in joint ventures	(1,201,730)	(2,012,536)
Biological assets	(1,562,942)	(3,596,878)
Investment property
Contract assets	(2,803,105)	(2,806,284)
Right-of-use assets	(6,806,538)	(9,549,136)
Property, plant and equipment	(31,775,056)	(37,503,618)
Intangible assets	(3,520,050)	(9,472,002)
Loans, borrowings and debentures	70,013,022	52,781,598
Derivative financial instruments - liabilities	8,535,256	14,464,530
Trade payables	9,288,854	20,042,646
Employee benefits payables	969,579	1,096,336
Sectorial financial liabilities
Other current liabilities	9,911,677	9,327,070
Leases	8,114,646	11,988,100
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	12,986,156	14,143,270
Total assets (net of liabilities) allocated by segment	1,132,503	(24,441,652)
Total assets	(118,686,687)	(148,285,202)
Shareholders' equity attributable to:
Owners of the Company	1,596,893	(23,864,556)
Non-controlling interests	(464,390)	(577,096)
Total shareholders' equity	1,132,503	(24,441,652)
Elimination of intersegment amounts [member]
Statement of financial position items:
Cash and cash equivalents
Marketable securities
Trade receivables
Derivative financial instruments
Inventories
Sectorial financial assets
Other financial assets
Other current assets	(496,920)	(2,112,993)
Other non-current assets	(45,082)	(160,256)
Investments in subsidiaries and associates	(16,068,631)	(15,207,538)
Investment in joint ventures
Biological assets
Investment property
Contract assets
Right-of-use assets
Property, plant and equipment
Intangible assets
Loans, borrowings and debentures
Derivative financial instruments - liabilities
Trade payables
Employee benefits payables
Sectorial financial liabilities
Other current liabilities	494,830	1,628,676
Leases
Put option liability on subsidiary shares
Liability from financing secured by shares
Other non-current liabilities	47,187	644,573
Total assets (net of liabilities) allocated by segment	(16,068,616)	(15,207,538)
Total assets	(16,610,633)	(17,480,787)
Shareholders' equity attributable to:
Owners of the Company	(16,068,616)	(15,207,538)
Non-controlling interests
Total shareholders' equity	R$ (16,068,616)	R$ (15,207,538)